UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Altimeter Capital Management, LLC
     Address:    One International Place
                 Suite 2400
                 Boston MA 02110

13F File Number: 028-14752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       John J. Kiernan III
     Title:      Chief Compliance Officer
     Phone:      617-310-6142

     Signature, Place, and Date of Signing:
     /s/ John J. Kiernan III             Boston, MA           May 15, 2012
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total:      249,487
                                           (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

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
                                                     FORM 13F INFORMATION TABLE
                                                     NAME OF REPORTING MANAGER:
                                                  ALTIMETER CAPITAL MANAGEMENT, LLC


          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AGILENT TECHNOLOGIES INC      Com            00846U101    2,003    45,000 SH       Sole       n/a         45,000
AMAZON COM INC                Com            023135106    3,038    15,000 SH       Sole       n/a         15,000
AMERISTAR CASINOS INC         Com            03070Q101    5,030   270,000 SH       Sole       n/a        270,000
ATMEL CORP                    Com            049513104    1,528   155,000 SH       Sole       n/a        155,000
AVIS BUDGET GROUP INC         Com            053774105   14,150 1,000,000 SH       Sole       n/a      1,000,000
CALLIDUS SOFTWARE INC         Com            13123E500      703    90,000 SH       Sole       n/a         90,000
CARBONITE INC                 Com            141337105    1,211   110,000 SH       Sole       n/a        110,000
DELTA AIR LINES INC           Com            247361702   47,978 4,841,350 SH       Sole       n/a      4,841,350
ELONG INC                     ADR            290138205      906    61,226 SH       Sole       n/a         61,226
EQUINIX INC                   Com            29444U502    3,196    20,300 SH       Sole       n/a         20,300
HERTZ GLOBAL HOLDINGS INC     Com            42805T105   21,619 1,437,411 SH       Sole       n/a      1,437,411
HYATT HOTELS CORP             Class A        448579102    3,860    90,357 SH       Sole       n/a         90,357
LINKEDIN CORP                 Class A        53578A108      510     5,000 SH       Sole       n/a          5,000
MA COM TECHNOLOGY SOLUTIONS   Com            55405Y100      207    10,000 SH       Sole       n/a         10,000
MARCHEX INC                   Class B        56624R108      117    26,196 SH       Sole       n/a         26,196
MGM RESORTS INTERNATIONAL     Com            552953101    5,448   400,000 SH       Sole       n/a        400,000
NETFLIX INC                   Com            64110L106    1,150    10,000 SH       Sole       n/a         10,000
OCZ TECHNOLOGY GROUP INC      Com            67086E303    1,675   240,000 SH       Sole       n/a        240,000
ORBITZ WORLDWIDE INC          Com            68557K109      339   111,000 SH       Sole       n/a        111,000
PENN NATL GAMING INC          Com            707569109    4,595   106,920 SH       Sole       n/a        106,920
PRICELINE COM INC             Com            741503403   12,987    18,100 SH       Sole       n/a         18,100
QUALCOMM INC                  Com            747525103    2,381    35,000 SH       Sole       n/a         35,000
RACKSPACE HOSTING INC         Com            750086100    1,286    22,257 SH       Sole       n/a         22,257
REALNETWORKS INC              Com            75605L708      870    87,525 SH       Sole       n/a         87,525
REALPAGE INC                  Com            75606N109    1,539    80,300 SH       Sole       n/a         80,300
RF MICRO DEVICES INC          Com            749941100      498   100,000 SH       Sole       n/a        100,000
ROYAL CARIBBEAN CRUISES LTD   Com            V7780T103   42,488 1,443,700 SH       Sole       n/a      1,443,700
TRIPADVISOR INC               Com            896945201   18,009   504,889 SH       Sole       n/a        504,889
UNITED CONTL HLDGS INC        Com            910047109   30,241 1,406,553 SH       Sole       n/a      1,406,553
UNIVERSAL TRAVEL GROUP        Com            91388Q202       75    31,000 SH       Sole       n/a         31,000
US AIRWAYS GROUP INC          Com            90341W108   13,663 1,800,128 SH       Sole       n/a      1,800,128
WYNDHAM WORLDWIDE CORP        Com            98310W108    6,186   133,000 SH       Sole       n/a        133,000

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